DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 9.3%
Alphabet, Inc., Class A
115,065 19,761,263
Alphabet, Inc., Class C
97,845 16,912,508
Charter Communications, Inc.,
Class A *
1,841 729,533
Comcast Corp., Class A
75,223 2,600,459
Electronic Arts, Inc.
4,907 705,529
Fox Corp., Class A
4,594 252,394
Fox Corp., Class B
2,309 116,097
Omnicom Group, Inc.
4,064 298,460
Take-Two Interactive Software,
Inc. *
3,476 786,549
Verizon Communications, Inc.
82,823 3,640,899
Walt Disney Co.
35,598 4,023,998
(Cost $48,996,832)
49,827,689
Consumer Discretionary
— 10.3%
Aptiv PLC *
4,624 308,930
AutoZone, Inc. *
327 1,220,704
Best Buy Co., Inc.
3,972 263,264
Booking Holdings, Inc.
653 3,603,861
Burlington Stores, Inc. *
1,197 273,239
D.R. Horton, Inc.
5,476 646,497
Darden Restaurants, Inc.
2,286 489,684
Deckers Outdoor Corp. *
2,989 315,399
Dick's Sporting Goods, Inc.
1,083 194,225
eBay, Inc.
9,127 667,823
Garmin Ltd.
2,996 608,098
Genuine Parts Co.
2,706 342,363
Hilton Worldwide Holdings, Inc.
4,765 1,183,817
Home Depot, Inc.
19,663 7,241,686
LKQ Corp.
5,336 215,948
Lowe's Cos., Inc.
10,937 2,468,809
Lululemon Athletica, Inc. *
2,251 712,824
McDonald's Corp.
14,196 4,455,415
MercadoLibre, Inc. *
898 2,301,835
NVR, Inc. *
59 419,840
O'Reilly Automotive, Inc. *
1,136 1,553,480
Pool Corp.
800 240,472
PulteGroup, Inc.
3,999 392,022
Rivian Automotive, Inc., Class
A *
15,527 225,607
Tesla, Inc. *
57,122 19,790,488
TJX Cos., Inc.
21,926 2,782,409
Tractor Supply Co.
10,431 504,860
Ulta Beauty, Inc. *
927 437,043
Williams-Sonoma, Inc.
2,527 408,768
Yum! Brands, Inc.
5,585 803,905
(Cost $51,473,806)
55,073,315
Consumer Staples — 5.4%
Number
of Shares Value $
Albertsons Cos., Inc., Class A
6,714 149,252
Bunge Global SA
2,793 218,273
Church & Dwight Co., Inc.
4,876 479,360
Clorox Co.
2,550 336,294
Coca-Cola Co.
80,829 5,827,771
Colgate-Palmolive Co.
15,358 1,427,372
Conagra Brands, Inc.
9,471 216,791
Dollar General Corp.
4,149 403,490
Estee Lauder Cos., Inc., Class A
4,401 294,603
General Mills, Inc.
11,086 601,526
Hormel Foods Corp.
5,807 178,159
J M Smucker Co.
2,234 251,571
Kellanova
5,334 440,748
Kenvue, Inc.
37,915 905,031
Keurig Dr Pepper, Inc.
25,490 858,248
Kimberly-Clark Corp.
6,606 949,679
Kroger Co.
12,286 838,274
McCormick & Co., Inc.
5,261 382,632
Monster Beverage Corp. *
14,426 922,543
PepsiCo, Inc.
27,102 3,562,558
Procter & Gamble Co.
46,158 7,841,783
Sysco Corp.
9,715 709,195
Target Corp.
9,169 861,978
The Campbell's Company
3,879 132,041
(Cost $30,096,561)
28,789,172
Energy — 1.6%
Baker Hughes Co.
19,193 711,101
Cheniere Energy, Inc.
4,514 1,069,773
Halliburton Co.
17,782 348,349
Marathon Petroleum Corp.
6,283 1,009,929
ONEOK, Inc.
12,437 1,005,407
Phillips 66
8,052 913,741
Schlumberger NV
26,072 861,680
Targa Resources Corp.
4,157 656,515
Valero Energy Corp.
6,160 794,455
Williams Cos., Inc.
24,229 1,466,097
(Cost $8,218,271)
8,837,047
Financials — 13.4%
Aflac, Inc.
10,314 1,067,912
Allstate Corp.
5,238 1,099,299
American Express Co.
11,075 3,256,604
Ameriprise Financial, Inc.
1,913 974,176
Annaly Capital Management,
Inc. REIT
10,425 197,554
Arch Capital Group Ltd.
7,329 696,548
Bank of New York Mellon Corp.
14,224 1,260,389
Blackrock, Inc.
2,919 2,860,299
Capital One Financial Corp.
12,644 2,391,613
Cboe Global Markets, Inc.
2,127 487,338
Charles Schwab Corp.
34,015 3,004,885
Citizens Financial Group, Inc.
8,513 343,499

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Equitable Holdings, Inc.
6,316 333,927
FactSet Research Systems, Inc.
749 343,237
Fidelity National Information
Services, Inc.
10,788 858,833
Fiserv, Inc. *
10,996 1,790,039
Hartford Insurance Group, Inc.
5,433 705,421
Huntington Bancshares, Inc.
28,718 448,862
Intercontinental Exchange, Inc.
11,476 2,063,385
KeyCorp
17,750 281,515
LPL Financial Holdings, Inc.
1,579 611,326
Marsh & McLennan Cos., Inc.
9,773 2,283,559
Mastercard, Inc., Class A
16,040 9,393,024
Moody's Corp.
3,205 1,536,221
Morgan Stanley
23,827 3,050,571
Nasdaq, Inc.
8,492 709,422
Northern Trust Corp.
3,882 414,365
PayPal Holdings, Inc. *
18,823 1,322,880
PNC Financial Services Group,
Inc.
7,830 1,360,932
Principal Financial Group, Inc.
4,532 352,997
Progressive Corp.
11,622 3,311,456
Prudential Financial, Inc.
7,076 735,126
Raymond James Financial, Inc.
3,979 584,833
Regions Financial Corp.
18,139 388,900
S&P Global, Inc.
6,152 3,155,115
State Street Corp.
5,571 536,376
Synchrony Financial
7,565 436,122
T. Rowe Price Group, Inc.
4,393 411,141
Travelers Cos., Inc.
4,517 1,245,337
Truist Financial Corp.
26,383 1,042,128
US Bancorp
30,743 1,340,087
Visa, Inc., Class A
33,970 12,405,504
Willis Towers Watson PLC
1,904 602,711
(Cost $57,119,450)
71,695,468
Health Care — 10.2%
Agilent Technologies, Inc.
5,733 641,637
Align Technology, Inc. *
1,457 263,630
Alnylam Pharmaceuticals, Inc. *
2,532 771,146
Amgen, Inc.
10,625 3,061,913
Avantor, Inc. *
13,877 179,152
Biogen, Inc. *
2,766 358,999
Bristol-Myers Squibb Co.
40,038 1,933,035
Cencora, Inc.
3,637 1,059,240
Cigna Group
5,327 1,686,741
Cooper Cos., Inc. *
3,771 257,484
Danaher Corp.
12,582 2,389,322
DaVita, Inc. *
956 130,265
Dexcom, Inc. *
7,657 656,971
Edwards Lifesciences Corp. *
11,438 894,680
Elevance Health, Inc.
4,439 1,703,866
Eli Lilly & Co.
15,914 11,739,280
Number
of Shares Value $
Gilead Sciences, Inc.
24,434 2,689,695
HCA Healthcare, Inc.
3,620 1,380,632
Hologic, Inc. *
4,561 283,557
Humana, Inc.
2,440 568,837
IDEXX Laboratories, Inc. *
1,646 844,991
Incyte Corp. *
3,202 208,322
Insulet Corp. *
1,404 456,342
IQVIA Holdings, Inc. *
3,656 513,047
Johnson & Johnson
47,525 7,376,355
Labcorp Holdings, Inc.
1,673 416,527
Merck & Co., Inc.
50,038 3,844,920
Mettler-Toledo International,
Inc. *
414 478,385
Molina Healthcare, Inc. *
1,146 349,576
Neurocrine Biosciences, Inc. *
2,040 250,961
Quest Diagnostics, Inc.
2,205 382,215
Revvity, Inc.
2,339 211,492
Royalty Pharma PLC, Class A
7,172 235,815
Solventum Corp. *
2,849 208,233
STERIS PLC
2,044 501,209
Veeva Systems, Inc., Class A *
3,009 841,617
Vertex Pharmaceuticals, Inc. *
5,077 2,244,288
Waters Corp. *
1,199 418,739
West Pharmaceutical Services,
Inc.
1,517 319,859
Zimmer Biomet Holdings, Inc.
3,991 367,850
Zoetis, Inc.
8,874 1,496,423
(Cost $59,870,727)
54,617,248
Industrials — 8.4%
3M Co.
10,585 1,570,285
Allegion PLC
1,880 268,276
Automatic Data Processing, Inc.
8,070 2,627,027
Axon Enterprise, Inc. *
1,458 1,094,025
Broadridge Financial Solutions,
Inc.
2,270 551,224
C.H. Robinson Worldwide, Inc.
2,260 216,892
Carrier Global Corp.
15,124 1,076,829
Caterpillar, Inc.
9,513 3,310,809
Cintas Corp.
7,245 1,640,992
CNH Industrial NV
16,596 207,616
CSX Corp.
36,573 1,155,341
Cummins, Inc.
2,704 869,282
Deere & Co.
5,100 2,581,926
Delta Air Lines, Inc.
2,830 136,944
Dover Corp.
2,681 476,548
Eaton Corp. PLC
7,772 2,488,594
EMCOR Group, Inc.
920 434,111
Expeditors International of
Washington, Inc.
2,881 324,775
Ferguson Enterprises, Inc.
3,996 728,631
Fortive Corp.
6,898 484,171
GE Aerospace.
21,052 5,176,897

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Graco, Inc.
3,395 287,421
Hubbell, Inc.
1,043 406,332
IDEX Corp.
1,473 266,480
Illinois Tool Works, Inc.
5,398 1,322,942
Ingersoll Rand, Inc.
7,779 635,078
JB Hunt Transport Services, Inc.
1,628 226,048
Johnson Controls International
PLC
13,195 1,337,577
Lennox International, Inc.
620 349,959
Old Dominion Freight Line, Inc.
3,870 619,858
Owens Corning
1,687 225,974
Paychex, Inc.
6,475 1,022,467
Pentair PLC
3,283 325,608
Quanta Services, Inc.
2,872 983,832
Rockwell Automation, Inc.
2,279 719,138
Trane Technologies PLC
4,434 1,907,817
TransUnion
3,759 321,883
Union Pacific Corp.
11,719 2,597,634
United Parcel Service, Inc.,
Class B
14,286 1,393,456
United Rentals, Inc.
1,276 903,893
Veralto Corp.
4,784 483,328
W.W. Grainger, Inc.
904 983,154
Xylem, Inc.
4,764 600,455
(Cost $38,903,606)
45,341,529
Information Technology
— 35.1%
Accenture PLC, Class A
12,340 3,909,559
Adobe, Inc. *
8,395 3,484,681
Advanced Micro Devices, Inc. *
32,258 3,571,928
Akamai Technologies, Inc. *
3,031 230,144
Analog Devices, Inc.
9,797 2,096,362
ANSYS, Inc. *
1,723 570,003
Applied Materials, Inc.
16,034 2,513,329
Atlassian Corp., Class A *
3,231 670,853
Autodesk, Inc. *
4,254 1,259,694
Cadence Design Systems, Inc. *
5,448 1,563,957
Docusign, Inc. *
4,033 357,364
Fair Isaac Corp. *
486 838,972
First Solar, Inc. *
1,978 312,682
Gartner, Inc. *
1,559 680,379
Hewlett Packard Enterprise Co.
25,622 442,748
HP, Inc.
18,875 469,987
HubSpot, Inc. *
969 571,613
Intel Corp.
85,183 1,665,328
International Business Machines
Corp.
18,289 4,737,948
Intuit, Inc.
5,556 4,186,279
Juniper Networks, Inc.
6,226 223,700
Keysight Technologies, Inc. *
3,493 548,541
Lam Research Corp.
25,363 2,049,077
Marvell Technology, Inc.
17,031 1,025,096
Number
of Shares Value $
Microsoft Corp.
139,525 64,231,729
NetApp, Inc.
4,085 405,069
NVIDIA Corp.
481,969 65,128,471
NXP Semiconductors NV
5,035 962,340
Palo Alto Networks, Inc. *
12,969 2,495,495
PTC, Inc. *
2,291 385,621
Salesforce, Inc.
18,984 5,037,784
Seagate Technology Holdings
PLC
4,167 491,456
ServiceNow, Inc. *
4,073 4,118,170
Synopsys, Inc. *
3,073 1,425,811
Texas Instruments, Inc.
18,038 3,298,248
Trimble, Inc. *
4,741 337,891
Twilio, Inc., Class A *
3,067 360,986
Western Digital Corp. *
6,938 357,654
Workday, Inc., Class A *
4,196 1,039,391
Zscaler, Inc. *
1,886 519,970
(Cost $147,590,821)
188,576,310
Materials — 2.3%
Avery Dennison Corp.
1,475 262,152
Ball Corp.
5,617 300,959
CRH PLC
13,443 1,225,464
Ecolab, Inc.
5,044 1,339,787
International Flavors &
Fragrances, Inc.
5,021 384,408
International Paper Co.
9,846 470,737
Linde PLC
9,398 4,394,317
LyondellBasell Industries NV,
Class A
5,234 295,669
Martin Marietta Materials, Inc.
1,186 649,394
Newmont Corp.
22,236 1,172,282
Nucor Corp.
4,582 501,087
PPG Industries, Inc.
4,658 516,106
Smurfit WestRock PLC
10,554 457,305
Steel Dynamics, Inc.
2,883 354,811
(Cost $12,527,398)
12,324,478
Real Estate — 2.3%
American Tower Corp. REIT
9,285 1,993,025
BXP, Inc. REIT
3,205 215,793
CBRE Group, Inc., Class A *
6,022 752,870
Crown Castle, Inc. REIT
8,478 850,767
Digital Realty Trust, Inc. REIT
6,525 1,119,168
Equinix, Inc. REIT
1,901 1,689,647
Healthpeak Properties, Inc. REIT
13,280 231,205
Iron Mountain, Inc. REIT
5,927 585,054
Prologis, Inc. REIT
18,341 1,991,833
SBA Communications Corp.
REIT
2,086 483,723
Welltower, Inc. REIT
12,800 1,974,784
Weyerhaeuser Co. REIT
13,931 360,952
(Cost $13,358,676)
12,248,821

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Utilities — 1.1%
American Water Works Co., Inc.
3,886 555,581
Atmos Energy Corp.
3,018 466,824
CMS Energy Corp.
5,876 412,671
Consolidated Edison, Inc.
7,114 743,342
Edison International
7,732 430,286
Essential Utilities, Inc.
4,753 183,133
Eversource Energy
7,155 463,715
Exelon Corp.
19,938 873,683
NiSource, Inc.
8,940 353,488
NRG Energy, Inc.
4,154 647,609
Sempra
12,869 1,011,375
(Cost $5,910,773)
6,141,707
TOTAL COMMON STOCKS
(Cost $474,066,921)
533,472,784
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.3%
Xtrackers S&P 500 Scored &
Screened ETF (a)
(Cost $1,274,407)
25,000 1,310,750
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $1,147,111)
1,147,111 1,147,111
TOTAL INVESTMENTS — 99.9%
(Cost $476,488,439)
535,930,645
Other assets and liabilities,
net — 0.1%
686,496
NET ASSETS — 100.0%
536,617,141
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
EXCHANGE-TRADED FUNDS — 0.3%
Xtrackers S&P 500 Scored & Screened ETF (a)
— 1,328,407 (54,791) 791 36,343 1,285 — 25,000 1,310,750
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 4.22% (b)(c)
354,960 — (354,960) (d) — — 122 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
1,394,044 11,722,245 (11,969,178) — — 113,481 — 1,147,111 1,147,111
1,749,004 13,050,652 (12,378,929) 791 36,343 114,888 — 1,172,111 2,457,861
*
Non-income producing security.
(a)
Affiliated fund advised by DBX Advisors LLC.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USSG-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
E-Mini S&P 500 ESG Index
USD 3 746,131 762,870 6/20/2025 16,739
E-Mini S&P 500 Index
USD 1 278,961 295,800 6/20/2025 16,839
E-Mini S&P Mid 400 Index
USD 1 299,603 300,410 6/20/2025 807
Micro E-Mini S&P 500 Index
USD 10 297,772 295,800 6/20/2025 (1,972)
Total net unrealized appreciation
32,413
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 533,472,784 $ — $ — $ 533,472,784
Exchange-Traded Funds
1,310,750 — — 1,310,750
Short-Term Investments (a)
1,147,111 — — 1,147,111
Derivatives (b)
Futures Contracts
34,385 — — 34,385
TOTAL
$ 535,965,030 $ — $ — $ 535,965,030
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (1,972) $ — $ — $ (1,972)
TOTAL
$ (1,972) $ — $ — $ (1,972)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.